Cat Financial Financing Activities (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Non-accrual and past due loans and finance leases
Period after which collection of future income is considered as not probable (in days)	120 days
Finance Receivables
Non-accrual and past due loans and finance leases
Period after which unpaid installments are considered as past due (in days)	30 days
Period after which collection of future income is considered as not probable (in days)	120 days
Aging related to loans and finance leases
31-60 days past due	$ 175	$ 229	$ 188
61-90 days past due	80	105	70
91 or more days past due	396	349	418
Total Past Due	651	683	676
Current	23,415	23,378	22,632
Total Finance Receivables	24,066	24,061	23,308
91 days or more past due and still accruing	35	22	28
Finance Receivables | North America
Aging related to loans and finance leases
Total Finance Receivables	9,462	8,864	8,030
Finance Receivables | Europe
Aging related to loans and finance leases
Total Finance Receivables	2,828	3,025	2,740
Finance Receivables | Asia Pacific
Aging related to loans and finance leases
Total Finance Receivables	3,002	3,471	3,789
Finance Receivables | Mining
Aging related to loans and finance leases
Total Finance Receivables	2,123	2,144	1,974
Finance Receivables | Latin America
Aging related to loans and finance leases
Total Finance Receivables	3,503	3,466	3,603
Finance Receivables | Caterpillar Power Finance
Aging related to loans and finance leases
Total Finance Receivables	3,148	3,091	3,172
Finance Receivables | Customer
Non-accrual and past due loans and finance leases
Investment in loans and finance leases on non-accrual status	468	425	513
Aging related to loans and finance leases
Total Finance Receivables	20,512	20,296	19,424
Finance Receivables | Customer | North America
Non-accrual and past due loans and finance leases
Investment in loans and finance leases on non-accrual status	27	26	59
Aging related to loans and finance leases
31-60 days past due	46	37	35
61-90 days past due	8	12	8
91 or more days past due	27	24	52
Total Past Due	81	73	95
Current	7,192	6,508	5,872
Total Finance Receivables	7,273	6,581	5,967
91 days or more past due and still accruing	4	0	0
Finance Receivables | Customer | Europe
Non-accrual and past due loans and finance leases
Investment in loans and finance leases on non-accrual status	28	28	38
Aging related to loans and finance leases
31-60 days past due	16	26	23
61-90 days past due	23	15	9
91 or more days past due	29	29	36
Total Past Due	68	70	68
Current	2,607	2,805	2,487
Total Finance Receivables	2,675	2,875	2,555
91 days or more past due and still accruing	6	6	6
Finance Receivables | Customer | Asia Pacific
Non-accrual and past due loans and finance leases
Investment in loans and finance leases on non-accrual status	54	50	36
Aging related to loans and finance leases
31-60 days past due	29	54	53
61-90 days past due	22	23	19
91 or more days past due	69	59	54
Total Past Due	120	136	126
Current	2,316	2,752	2,912
Total Finance Receivables	2,436	2,888	3,038
91 days or more past due and still accruing	16	11	18
Finance Receivables | Customer | Mining
Non-accrual and past due loans and finance leases
Investment in loans and finance leases on non-accrual status	62	23	12
Aging related to loans and finance leases
31-60 days past due	28	3	0
61-90 days past due	0	0	1
91 or more days past due	11	12	12
Total Past Due	39	15	13
Current	2,084	2,128	1,960
Total Finance Receivables	2,123	2,143	1,973
91 days or more past due and still accruing	0	0	0
Finance Receivables | Customer | Latin America
Non-accrual and past due loans and finance leases
Investment in loans and finance leases on non-accrual status	201	179	148
Aging related to loans and finance leases
31-60 days past due	55	54	62
61-90 days past due	23	25	19
91 or more days past due	196	165	138
Total Past Due	274	244	219
Current	2,583	2,474	2,500
Total Finance Receivables	2,857	2,718	2,719
91 days or more past due and still accruing	8	5	0
Finance Receivables | Customer | Caterpillar Power Finance
Non-accrual and past due loans and finance leases
Investment in loans and finance leases on non-accrual status	96	119	220
Aging related to loans and finance leases
31-60 days past due	1	55	15
61-90 days past due	4	30	14
91 or more days past due	64	60	126
Total Past Due	69	145	155
Current	3,079	2,946	3,017
Total Finance Receivables	3,148	3,091	3,172
91 days or more past due and still accruing	1	0	4
Finance Receivables | Dealer
Non-accrual and past due loans and finance leases
Investment in loans and finance leases on non-accrual status	0	0	0
Aging related to loans and finance leases
Total Finance Receivables	3,554	3,765	3,884
Finance Receivables | Dealer | North America
Aging related to loans and finance leases
31-60 days past due	0	0	0
61-90 days past due	0	0	0
91 or more days past due	0	0	0
Total Past Due	0	0	0
Current	2,189	2,283	2,063
Total Finance Receivables	2,189	2,283	2,063
91 days or more past due and still accruing	0	0	0
Finance Receivables | Dealer | Europe
Aging related to loans and finance leases
31-60 days past due	0	0	0
61-90 days past due	0	0	0
91 or more days past due	0	0	0
Total Past Due	0	0	0
Current	153	150	185
Total Finance Receivables	153	150	185
91 days or more past due and still accruing	0	0	0
Finance Receivables | Dealer | Asia Pacific
Aging related to loans and finance leases
31-60 days past due	0	0	0
61-90 days past due	0	0	0
91 or more days past due	0	0	0
Total Past Due	0	0	0
Current	566	583	751
Total Finance Receivables	566	583	751
91 days or more past due and still accruing	0	0	0
Finance Receivables | Dealer | Mining
Aging related to loans and finance leases
31-60 days past due	0	0	0
61-90 days past due	0	0	0
91 or more days past due	0	0	0
Total Past Due	0	0	0
Current	0	1	1
Total Finance Receivables	0	1	1
91 days or more past due and still accruing	0	0	0
Finance Receivables | Dealer | Latin America
Aging related to loans and finance leases
31-60 days past due	0	0	0
61-90 days past due	0	0	0
91 or more days past due	0	0	0
Total Past Due	0	0	0
Current	646	748	884
Total Finance Receivables	646	748	884
91 days or more past due and still accruing	0	0	0
Finance Receivables | Dealer | Caterpillar Power Finance
Aging related to loans and finance leases
31-60 days past due	0	0	0
61-90 days past due	0	0	0
91 or more days past due	0	0	0
Total Past Due	0	0	0
Current	0	0	0
Total Finance Receivables	0	0	0
91 days or more past due and still accruing	$ 0	$ 0	$ 0